Schedule of geographical area (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue	$ 27,410	$ 41,531	$ 58,377
Non-current assets	92,522	97,029
CANADA
IfrsStatementLineItems [Line Items]
Total Revenue	10,334	15,325	9,958
Non-current assets	81,789	86,368
UNITED STATES
IfrsStatementLineItems [Line Items]
Total Revenue	17,076	26,206	$ 48,419
Non-current assets	$ 10,733	$ 10,661